Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements (Details)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Period-End [Member] | HK [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	7.8	7.8	7.8	7.8	7.8
Period-End [Member] | THB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	36.8454	34.2265	36.4816	34.6153	33.1964
Period-End [Member] | KHR [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	4,063.3864	4,080.0304	4,117.2783	4,114.3335	4,068.9577
Period-End [Member] | RMB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	7.0812	7.0971	7.2755	6.9091	6.3551
Period Average [Member] | HK [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	7.8	7.8	7.8	7.8	7.8
Period Average [Member] | THB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	34.4021	34.7867	34.6579	35.1428	32.1003
Period Average [Member] | KHR [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	4,074.3825	4,105.4181	4,104.8088	4,083.7043	4,065.8164
Period Average [Member] | RMB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1862	7.0835	7.0556	6.4569	6.4368